REVENUE RECOGNITION- Performance Obligations (Details) - USD ($)	3 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Floor license fees	$ 10,500,000
Implementation Fee
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligations		$ 1,667,755
Revenue performance obligation period		5 years
Maintenance
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligations		$ 1,103,226
Revenue performance obligation period		5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Implementation Fee
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligations		$ 1,667,755
Revenue, remaining performance obligation, expected timing of satisfaction, period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Maintenance
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligations		$ 240,000
Revenue, remaining performance obligation, expected timing of satisfaction, period		12 months